Cover	Jul. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Entity File Number	001-41179
Entity Registrant Name	AROGO CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001881741
Entity Tax Identification Number	87-1118179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	848 Brickell Avenue
Entity Address, Address Line Two	Penthouse 5
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	442-1482
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	AOGOU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AOGO
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AOGOW
Security Exchange Name	NASDAQ